SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	$ (6,343,541)	$ (2,642,684)	$ (3,122,592)
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	(4,027,285)	(1,060,197)	(1,220,088)
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	$ (2,316,256)	$ (1,582,487)	$ (1,902,504)